Supplemental Financial Information (Tables)	12 Months Ended
Dec. 31, 2010
Supplemental Financial Information [Abstract]
Schedule Of Accounts Receivable, Net

	2010	2009

Trade	$209.9	$310.1
Other	7.8	17.9
	217.7	328.0
Allowance for doubtful accounts	(3.1)	(3.4)
	$214.6	$324.6

Schedule Of Other Current Assets

	2010	2009

Inventory	$ 56.4	$ 53.1
Prepaid taxes	47.4	39.6
Deferred mobilization costs	19.7	29.0
Derivative assets	17.0	10.5
Prepaid expenses	12.9	13.6
Deferred tax assets	9.5	30.0
Other	8.5	11.0
	$171.4	$186.8

Schedule Of Other Assets, Net

	2010	2009

Prepaid taxes on intercompany transfers of property	$ 74.6	$ 99.0
Deferred mobilization costs	31.3	23.7
Wreckage and debris removal receivables	26.8	55.8
Supplemental executive retirement plan assets	23.0	18.7
Other	28.5	23.2
	$184.2	$220.4

Schedule Of Accrued Liabilities And Other

	2010	2009

Personnel costs	$ 58.0	$ 48.6
Deferred revenue	48.1	89.0
Taxes	22.1	97.3
Wreckage and debris removal	21.0	50.3
Other	19.1	23.4
	$168.3	$308.6

Other Liabilities

	2010	2009

Deferred revenue	$ 68.0	$ 51.2
Unrecognized tax benefits (inclusive of interest and penalties)	25.7	33.4
Supplemental executive retirement plan liabilities	26.0	21.0
Other	19.7	15.1
	$139.4	$120.7

Schedule Of Repairs And Maintenance Expenses

	2010	2009	2008

Repair and maintenance expense	$120.0	$120.6	$111.4

Schedule Of Interest And Income Taxes

	2010	2009	2008

Interest, net of amounts capitalized	$ .1	$ .1	$ .5
Income taxes	171.6	152.9	327.7